Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Billions
		Sep. 30, 2018	Mar. 31, 2018
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	[1]	¥ 4,304	¥ 4,247
Actual		7,607	7,437
Required	[1]	5,208	5,140
Actual		¥ 9,435	¥ 9,192
Required	[1]	8.645%	8.635%
Actual		15.66%	15.44%
Required	[1]	¥ 6,413	¥ 6,331
Actual		¥ 11,214	¥ 10,860
Required	[1]	10.645%	10.635%
Actual		18.61%	18.24%
Common Equity Tier 1 capital:
Required	[1]	7.145%	7.135%
Actual		12.62%	12.49%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 2,470	¥ 2,400
Actual		6,817	6,584
Required		3,294	3,200
Actual		¥ 8,638	¥ 8,330
Required		6.00%	6.00%
Actual		15.73%	15.61%
Required		¥ 4,391	¥ 4,267
Actual		¥ 10,331	¥ 9,881
Required		8.00%	8.00%
Actual		18.82%	18.52%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		12.41%	12.34%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 2,374	¥ 2,312
Actual		6,495	6,330
Required		3,165	3,082
Actual		¥ 8,322	¥ 8,081
Required		6.00%	6.00%
Actual		15.77%	15.73%
Required		¥ 4,220	¥ 4,109
Actual		¥ 10,007	¥ 9,619
Required		8.00%	8.00%
Actual		18.97%	18.72%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		12.31%	12.32%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 111	¥ 112
Actual		522	498
Required		147	149
Actual		¥ 523	¥ 499
Required		6.00%	6.00%
Actual		21.27%	20.05%
Required		¥ 196	¥ 199
Actual		¥ 527	¥ 505
Required		8.00%	8.00%
Actual		21.46%	20.28%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		21.25%	19.99%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 110	¥ 112
Actual		520	504
Required		147	149
Actual		¥ 520	¥ 504
Required		6.00%	6.00%
Actual		21.26%	20.28%
Required		¥ 196	¥ 199
Actual		¥ 524	¥ 509
Required		8.00%	8.00%
Actual		21.45%	20.50%
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		21.26%	20.28%

[1]	The required ratios disclosed above, at March 31, 2018 and September 30, 2018, include the transitional capital conservation buffer of 1.875%, the countercyclical capital buffer of 0.01% and 0.02%, respectively, and the transitional additional loss absorbency requirements for global systemically important banks ("G-SIBs") and domestic systemically important banks ("D-SIBs") of 0.75%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.